PROSPECTUS SUPPLEMENT

August 1, 2015

for

GUARDIAN INVESTOR IISM VARIABLE ANNUITY

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2015 for Guardian Investor IISM Variable Annuity, a variable annuity contract issued through The Guardian Separate Account R.

This supplement provides information about the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider for contracts issued in conjunction with applications dated on or after August 1, 2015.

Except as set forth herein, all other provisions of the Prospectus shall remain unchanged.

Example 1 for the B Series on page 7 is replaced with the following:

Example 1 shows the B Series with a spousal version of the Guardian Target 250 Guaranteed Lifetime withdrawal Benefit (GLWB) Rider with the GLWB Return of Premium Death Benefit (which are the most expensive optional features available under the B Series of the contract). The costs shown are the maximum (4.10%) and current (2.15%) GLWB rider fees, and the maximum average weighted fund expense (0.96%) for the Growth model and the minimum average weighted fund expense (0.89%) for the Conservative model which are two of the allocation models available under the GLWB rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	B Series with the spousal version of the Guardian Target 250 GLWB Rider with the GLWB Return of Premium Death Benefit and maximum and minimum allocation model expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$1,521	$2,884	$4,336	$8,293
Conservative Model:	$1,514	$2,864	$4,304	$8,240
Current Rider Charge
Growth Model:	$1,313	$2,233	$3,210	$5,816
Conservative Model:	$1,306	$2,212	$3,176	$5,756

If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$721	$2,234	$3,836	$8,293
Conservative Model:	$714	$2,214	$3,804	$8,240
Current Rider Charge
Growth Model:	$513	$1,583	$2,710	$5,816
Conservative Model:	$506	$1,562	$2,676	$5,756

PROSUPP0815

Example 1 for the L Series on page 8 is replaced with the following:

Example 1 shows the L Series with a spousal version of the Guardian Target 250 Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider with the GLWB Return of Premium Death Benefit (which are the most expensive optional features available under the L Series of the contract). The costs shown are the maximum (4.10%) and current (2.15%) GLWB rider fees, and the maximum average weighted fund expense (0.96%) for the Growth model and the minimum average weighted fund expense (0.89%) for the Conservative model which are two of the allocation models available under the GLWB rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	L Series with the spousal version of the Guardian Target 250 GLWB Rider with the GLWB Return of Premium Death Benefit and maximum and minimum allocation model expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$1,558	$2,989	$3,999	$8,559
Conservative Model:	$1,551	$2,969	$3,968	$8,508
Current Rider Charge
Growth Model:	$1,349	$2,340	$2,881	$6,124
Conservative Model:	$1,342	$2,319	$2,849	$6,066

If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$758	$2,339	$3,999	$8,559
Conservative Model:	$751	$2,319	$3,968	$8,508
Current Rider Charge
Growth Model:	$549	$1,690	$2,881	$6,124
Conservative Model:	$542	$1,669	$2,849	$6,066

The GLWB Rider Single Options and Spousal Options chart on pages 60 and 61 is replaced in its entirety with the following:

Single Options
Guardian Target 250:	Single life with 7% annual minimum guarantee, 12 year 200% cumulative guarantee, 17 year 250% cumulative guarantee and step-ups
Guardian Target 200:	Single life with 7% annual minimum guarantee, 12 year 200% cumulative guarantee and step-ups
Guardian Target Future:	Single life with 7% annual minimum guarantee and step-ups
Guardian Target Now:	Single life with step-ups only

Spousal Options
Guardian Target 250:	Spousal with 7% annual minimum guarantee, 12 year 200% cumulative guarantee, 17 year 250% cumulative guarantee and step-ups
Guardian Target 200:	Spousal with 7% annual minimum guarantee, 12 year 200% cumulative guarantee and step-ups
Guardian Target Future:	Spousal with 7% annual minimum guarantee and step-ups
Guardian Target Now:	Spousal with step-ups only

The following sentence on page 65:

On each quarterly contract anniversary prior to the older covered person’s 90th birthday, a step-up will occur if the basic contract accumulation value is greater than the GWB on that date, after giving effect to any increase in the GWB on that date as a result of the application of any applicable annual minimum guarantee or cumulative guarantee (as described below).

is replaced in its entirety with the following:

On each annual contract anniversary prior to the older covered person’s 90th birthday, each a “step-up date,” a step-up will occur if the basic contract accumulation value is greater than the GWB on that date, after giving effect to any increase in the GWB on that date as a result of the application of any applicable annual minimum guarantee or cumulative guarantee (as described below).

On page 66, the second bullet after the sentence “A cumulative guarantee may apply, if, on a contract anniversary:” is replaced in its entirety with the following:

•

the contract anniversary is an applicable contract anniversary for the cumulative guarantee (12th and 17th contract anniversaries for the Guardian Target 250 and 12th contract anniversary for the Guardian Target 200);

The following paragraph on pages 69 and 70:

If the accumulation value of the contract on any step-up date is greater than the then current GLWB Step-Up Death Benefit, the death benefit will automatically increase to an amount equal to the accumulation value of the contract on the step-up date. (In New York, the step-up date for this GLWB Step-Up Death Benefit is your annual contract anniversary.) The date a spousal continuation is exercised under the spousal continuation provision of the basic contract will also be considered a step-up date for the purpose of calculating the GLWB Step-Up Death Benefit, if this rider continues in force on the continued contract.

is replaced in its entirety with the following:

If the accumulation value of the contract on any step-up date is greater than the then current GLWB Step-Up Death Benefit, the death benefit will automatically increase to an amount equal to the accumulation value of the contract on the step-up date. The date a spousal continuation is exercised under the spousal continuation provision of the basic contract will also be considered a step-up date for the purpose of calculating the GLWB Step-Up Death Benefit, if this rider continues in force on the continued contract.

The allocation models chart on page 74 is replaced with the following:

During the entire time this rider is in effect, you must invest all of your premium payments and the contract accumulation value in one of the following three allocation models:

	Growth 70/30	Moderate 60/40	Conservative 40/60
Equity
American Century VP Mid Cap Value Fund (Class II)	6%	5%	4%
Columbia Variable Portfolio-Small Cap Value Fund (Class 2)	2%	2%	2%
Fidelity VIP Contrafund® Portfolio (Service Class 2)	5%	4%	2%
Ivy Funds VIP Mid Cap Growth Fund	5%	4%	3%
MFS® New Discovery Portfolio (Service Class)	2%	2%
MFS® Blended Research Core® Equity Portfolio (Service Class)	7%	6%	3%
Oppenheimer Main Street Small Cap Fund® /VA (Service Class)	5%	4%	2%
Pioneer Equity Income VCT Portfolio (Class II)	9%	8%	6%
Putnam VT Equity Income Fund IB	6%	5%	4%
Putnam VT Investors Fund IB	7%	7%	4%
T. Rowe Price Blue Chip Growth Portfolio II	7%	6%	5%
International/Global
Invesco V.I. International Growth Fund (Series II Shares)	2%	2%	2%
Templeton Foreign VIP Fund (Class 2 Shares)	7%	5%	5%
Franklin U.S. Government Securities VIP Fund (Class 2 Shares)	5%	7%	10%
Fixed Income
MFS® Total Return Bond Series (Service Class)	3%	4%	7%
Oppenheimer Global Strategic Income Fund/VA (Service Class)	5%	6%	8%
Pioneer Bond Fund VCT Portfolio (Class II)	5%	6%	9%
RS Investment Quality Bond VIP Series	4%	5%	9%
RS Low Duration Bond VIP Series	4%	6%	9%
Western Asset Core Plus VIT Portfolio (Class II)	4%	6%	8%

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED

BY THE MOST RECENT PROSPECTUS AVAILABLE AND SHOULD BE

RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.